STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 8) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Compensation expense			$ 83,403	$ 93,834
Compensation expense pertaining to salaries, commission and related taxes	$ 433,473	$ 1,752,550	$ 1,777,803	$ 93,834
Share Price	$ 0.035		$ 0.048
Stock Options
Stockholders Equity Note [Line Items]
Stock options expired	3,700,000		2,775,000	680,000
Number of options granted	200,000		3,600,000	400,000
Options outstanding - Weighted average remaining contractual life (in years)	3 years 22 days		1 year 7 months 28 days	2 years 3 months 29 days	1 year 11 months 27 days
Options outstanding exercise price	$ 0.84		$ 0.46	$ 0.51	$ 0.48
Compensation expense	$ 116,600	$ 58,150
Unrecognized cost of unvested equity compensation			$ 162,503
Weighted average period for unrecognized compensation of unvested options			2 years 9 months 18 days
Stock Options | Granted on March 27, 2015
Stockholders Equity Note [Line Items]
Option exercise price	$ 0.10
Stock Options | Granted on March 27, 2015 | Executive Officer [Member]
Stockholders Equity Note [Line Items]
Expected volatility	792.00%
Risk-free interest rate	0.12%
Expected life in years	5 years
Assumed dividend yield	0.00%
Method pricing model	Black-Scholes option-pricing model
Compensation expense	$ 2,398
Option vesting period	5 years
Value of the option granted	$ 14,000
Share Price	$ 0.067
Stock Options | Granted on March 27, 2015 | Executive Officer [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Number of options granted	200,000
Stock Options | Granted on March 27, 2015 | Share-based Compensation Award, Tranche Two [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Number of options granted	66,666
Stock Options | Granted on March 27, 2015 | Share-based Compensation Award, Tranche Three [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Number of options granted	66,667
Stock Options | Granted on March 27, 2015 | Vesting on March 27, 2018 | Common Stock [Member]
Stockholders Equity Note [Line Items]
Number of options granted	66,667
Stock Options | Executive Officer [Member] | March 20, 2013
Stockholders Equity Note [Line Items]
Number of options granted				150,000
Number of common stock options vested				37,500
Options outstanding - Weighted average remaining contractual life (in years)				5 years
Options outstanding exercise price				$ 0.10
Fair value of the option granted				$ 15,000
Expected volatility				713.00%
Risk-free interest rate				0.07%
Expected life in years				5 years
Assumed dividend yield				0.00%
Method pricing model				Black-Scholes option-pricing model
Compensation expense				$ 3,260
Stock Options | Executive Officer [Member] | April 1, 2013
Stockholders Equity Note [Line Items]
Number of options granted				250,000
Number of common stock options vested				62,500
Options outstanding - Weighted average remaining contractual life (in years)				5 years
Options outstanding exercise price				$ 0.10
Fair value of the option granted				$ 25,000
Expected volatility				714.00%
Risk-free interest rate				0.07%
Expected life in years				5 years
Assumed dividend yield				0.00%
Method pricing model				Black-Scholes option-pricing model
Compensation expense				$ 4,689
Stock Options | Executive Officer [Member] | August 19, 2014
Stockholders Equity Note [Line Items]
Number of options granted			1,800,000
Number of common stock options vested			300,000
Options outstanding - Weighted average remaining contractual life (in years)			5 years
Options outstanding exercise price			$ 0.10
Fair value of the option granted			$ 75,600
Expected volatility			753.00%
Risk-free interest rate			0.05%
Expected life in years			5 years
Assumed dividend yield			0.00%
Method pricing model			Black-Scholes option-pricing model
Stock Options | Executive Officer [Member] | August 19, 2015
Stockholders Equity Note [Line Items]
Number of common stock options vested			300,000
Stock Options | Executive Officer [Member] | August 19, 2016
Stockholders Equity Note [Line Items]
Number of common stock options vested			600,000
Stock Options | Executive Officer [Member] | August 19, 2017
Stockholders Equity Note [Line Items]
Number of common stock options vested			600,000
Stock Options | Executive Officer [Member] | November 14, 2014
Stockholders Equity Note [Line Items]
Number of options granted			1,800,000
Number of common stock options vested			300,000
Options outstanding - Weighted average remaining contractual life (in years)			5 years
Options outstanding exercise price			$ 0.10
Fair value of the option granted			$ 117,000
Expected volatility			789.00%
Risk-free interest rate			0.07%
Expected life in years			5 years
Assumed dividend yield			0.00%
Method pricing model			Black-Scholes option-pricing model
Stock Options | Executive Officer [Member] | November 14, 2015
Stockholders Equity Note [Line Items]
Number of common stock options vested			300,000
Stock Options | Executive Officer [Member] | November 14, 2016
Stockholders Equity Note [Line Items]
Number of common stock options vested			600,000
Stock Options | Executive Officer [Member] | November 14, 2017
Stockholders Equity Note [Line Items]
Number of common stock options vested			600,000
Stock Options | 2010 Equity Compensation Plan
Stockholders Equity Note [Line Items]
Number of shares authorized	30,000,000		30,000,000
Common stock reserved for issuance	25,771,980		22,271,980